Earnings Per Share - Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net income attributable to stockholders of UL Solutions	$ 157	$ 149	$ 260	$ 293	$ 224
Basic weighted average common shares outstanding (in shares)	200,000,000	200,000,000	200,000,000	200,000,000	36,813,350
Effect of dilutive securities (in shares)	1,000,000	0	0	0	0
Diluted (in shares)	201,000,000	200,000,000	200,000,000	200,000,000	36,813,350
Basic earnings per share attributable to stockholder of UL Solutions (in dollars per share)	$ 0.79	$ 0.75	$ 1.30	$ 1.47	$ 6.08
Diluted earnings per share attributable to stockholder of UL Solutions (in dollars per share)	$ 0.78	$ 0.75	$ 1.30	$ 1.47	$ 6.08